Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2024
Financial Assets at Amortized Cost [Abstract]
Financial Assets at Amortized Cost
11.	Financial Assets at Amortized Cost
Financial assets at amortized cost as of December 31, 2023 and 2024 are as follows:

		2023
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,528	1,528
Others		37,315	37,315

	￦	38,843	38,843

Current	￦	28,905	28,905
Non-current		9,938	9,938

		2024
		Financial assets at amortized cost	Book value

		In millions of won
Government bonds	￦	1,160	1,160
Others		29,073	29,073

	￦	30,233	30,233

Current	￦	20,418	20,418
Non-current		9,815	9,815